Related-party transactions (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Individual	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Related-party transactions [Abstract]
Number of individuals, Board of Directors | Individual	8
Number of individuals, Executive Management | Individual	6
Short-term employee benefits	SFr 4,403	SFr 3,497	SFr 3,526
Post-employment benefits	266	214	215
Share-based compensation	2,997	2,578	2,155
Total	SFr 7,666	SFr 6,289	SFr 5,896